INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 1,481	$ 753	$ 632
Cash used by investing activities	(5,721)	(1,058)	(2,346)
Cash from financing activities	3,814	899	1,764
Change during the year	(426)	594	50
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	2,033	1,504	1,282
Cash used by investing activities	(2,883)	(2,591)	(1,932)
Cash from financing activities	1,485	880	405
Change during the year	635	(207)	(245)
Other Ownership Interests	519	(177)	(163)
Partnership's Share	116	(30)	(82)
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	345	249	194
Cash used by investing activities	(1,046)	(491)	(534)
Cash from financing activities	800	212	59
Change during the year	99	(30)	(281)
Other Ownership Interests	57	(19)	(194)
Partnership's Share	42	(11)	(87)
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	258	163	98
Cash used by investing activities	(169)	(170)	(157)
Cash from financing activities	(79)	2	10
Change during the year	10	(5)	(49)
Other Ownership Interests	5	(2)	(32)
Partnership's Share	5	(3)	(17)
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	256	273	274
Cash used by investing activities	(240)	(207)	(122)
Cash from financing activities	14	(27)	(197)
Change during the year	30	39	(45)
Other Ownership Interests	22	28	(32)
Partnership's Share	8	11	(13)
European telecommunications infrastructure operation
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	338	325	253
Cash used by investing activities	(226)	(323)	(101)
Cash from financing activities	(58)	(83)	(19)
Change during the year	54	(81)	133
Other Ownership Interests	43	(64)	106
Partnership's Share	11	(17)	27
Brazilian rail business
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	472	337	309
Cash used by investing activities	(458)	(780)	(929)
Cash from financing activities	292	272	588
Change during the year	306	(171)	(32)
Other Ownership Interests	272	(152)	(29)
Partnership's Share	34	(19)	(3)
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	80	15
Cash used by investing activities	(15)	(391)
Cash from financing activities	(22)	433
Change during the year	43	57
Other Ownership Interests	40	47
Partnership's Share	3	10
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	284	142	154
Cash used by investing activities	(729)	(229)	(89)
Cash from financing activities	538	71	(36)
Change during the year	93	(16)	29
Other Ownership Interests	80	(15)	18
Partnership's Share	$ 13	$ (1)	$ 11